Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	S/ 2,489,931	S/ 2,589,078	S/ 2,489,737
Ending balance	1,876,085	2,489,931	2,589,078
Reserve of cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	484	371	(87)
Credit (charge) for the year	8	160	650
Tax effects	(2)	(47)	(192)
Other comprehensive income of the year	6	113	458
Ending balance	490	484	371
Reserve of exchange differences on translation [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(56,792)	(63,722)	(54,556)
Credit (charge) for the year	(6,892)	(7,875)	(9,166)
Transfer to profit or loss (*)		14,805
Other comprehensive income of the year	(6,892)	6,930	(9,166)
Ending balance	(63,684)	(56,792)	(63,722)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	7,461	7,461	7,461
Ending balance	7,461	7,461	7,461
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(9,954)	(1,962)	(8,455)
Credit (charge) for the year		(10,800)	9,222
Tax effects		2,808	(2,729)
Other comprehensive income of the year		(7,992)	6,493
Ending balance	(9,954)	(9,954)	(1,962)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(58,801)	(57,852)	(55,637)
Credit (charge) for the year	(6,884)	(18,515)	706
Tax effects	(2)	2,761	(2,921)
Transfer to profit or loss (*)		14,805
Other comprehensive income of the year	(6,886)	(949)	(2,215)
Ending balance	S/ (65,687)	S/ (58,801)	S/ (57,852)